Other operating income/expenses - Summary of Detailed Information on Other Operating Expense (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Various taxes other than income tax	€ 1,498	€ 952	€ 1,949
Accrued provision	906	612	1,015
Bad debt expenses	4,132	32,054	5,206
Remeasurement of contingent consideration, net	562	757
Others	885	1,280	1,162
Other expense, by function	€ 7,983	€ 35,655	€ 9,332